Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity
Schedule of capital

								Amount of shares
		Common		Preferred shares		Preferred shares
		shares	%	class A	%	class B	%	Total	%

Novonor		226,334,623	50.11	79,182,498	22.95			305,517,121	38.32
Petrobras		212,426,952	47.03	75,761,739	21.96			288,188,691	36.15
ADR	(i)			72,847,538	21.11			72,847,538	9.14
Norges Bank				20,055,762	5.81			20,055,762	2.52
Other		12,907,077	2.86	97,212,828	28.17	478,790	100.00	110,598,695	13.87
Total		451,668,652	100.00	345,060,365	100.00	478,790	100.00	797,207,807	100.00
Treasury shares				27				27
Total		451,668,652	100.00	345,060,392	100.00	478,790	100.00	797,207,834	100.00

Authorized		535,661,731		616,682,421		593,818		1,152,937,970

(i) American Depositary Receipt (“ADR”), traded on the New York Stock Exchange (NYSE), United States.